Accounting Policies - Property, Plant and Equipment at Original Cost (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Accounting Policies [Line Items]
Total	$ 5,003,910	$ 4,582,764
PP&E, other percentage	91.20%	93.60%
WGL
Accounting Policies [Line Items]
Total	$ 5,003,900	$ 4,582,800
Total regulated and unregulated segments, percentage	100.00%	100.00%
Regulated Utility
Accounting Policies [Line Items]
Distribution, transmission and storage	$ 3,927,200	$ 3,635,300
General, miscellaneous and intangibles	424,800	448,300
Construction work in progress (CWIP)	210,400	203,900
Total regulated and unregulated segments	$ 4,562,400	$ 4,287,500
Distribution, transmission and storage, percentage	78.50%	79.30%
General, miscellaneous and intangibles percentage	8.50%	9.80%
Construction work in progress (CWIP), percentage	4.20%	4.50%
PP&E, other percentage	91.20%	93.60%
Unregulated Operation [Member]
Accounting Policies [Line Items]
Total regulated and unregulated segments	$ 441,500	$ 295,300
PP&E, other percentage	8.80%	6.40%